Organization - Additional Information (Detail)	Dec. 31, 2016 Class	Jul. 01, 2016 $ / shares
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Number of share classes | Class	3
Required interest in the equity of each Partnership	1.00%
Class of Units Z [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Redeemable units per share | $ / shares		$ 10